CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Summary of cash and cash equivalents	Brookfield Renewable’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Cash	$820	$759
Short-term deposits	3	5
	$823	$764